Equity-Based Compensation Plans - Summary of Profit Interest Units Activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Granted	1,394,008
Outstanding Forfeited	(7,034)
PIU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning Balance	35,570	31,831	27,925
Outstanding Granted	8,445	5,932	3,906
Outstanding Forfeited	(2,921)	(2,193)
Outstanding Ending Balance	41,094	35,570	31,831
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0.27	$ 0.27	$ 0.27
Weighted Average Grant Date Fair Value, Granted	1.31	0.28	0.25
Weighted Average Grant Date Fair Value, Forfeited	0.30	0.27
Weighted Average Grant Date Fair Value, Ending Balance	$ 0.50	$ 0.27	$ 0.27